Real estate properties held for lease, net	12 Months Ended
Dec. 31, 2020
Real estate properties held for lease, net
Real estate properties held for lease, net

6.         Real estate properties held for lease, net

The Group leases its owned buildings to various third parties including elementary schools, basement parking, kindergartens, parking facilities, clubhouses as well as shopping mall. These leases are non-cancelable operating leases with remaining lease periods that vary from 25 days to 20 years. The leases may include minimum base rents with escalated contingent rent clauses.

	December 31,	December 31,
	2019	2020
	US$	US$
Elementary schools	3,057,371	3,268,838
Basement parking	14,694,085	9,081,394
Kindergartens	10,049,512	11,098,383
Parking facilities	100,036,672	99,897,514
Clubhouses	8,574,329	8,217,800
Shopping mall	290,610,416	277,532,448
Residential properties	124,280,030	121,855,248
Others	2,924,658	—
Total costs	554,227,073	530,951,625
Accumulated depreciation	(38,358,165)	(47,843,418)
Real estate properties held for lease, net	515,868,908	483,108,207

The Group has shopping mall equipment with gross amounts of US$7,149,114 and US$7,643,588 acquired under finance lease as of December 31, 2019 and 2020, respectively.

Depreciation expense for real estate properties held for lease for the year ended December 31, 2020 amounted to US$6,980,064 (2018: US$7,963,627; 2019: US$8,625,765).

As of December 31, 2020, US$180,481,463 of real estate properties held for lease were pledged as collateral for certain bank loans and other debts (2019: US$206,516,986).

As of December 31, 2020, minimum future rental income on non-cancellable leases (none of which contains any contingent rental clauses), in the aggregate and for each of the five succeeding fiscal years and thereafter, is as follows:

Year	Amount
US$
2021	16,115,426
2022	14,280,321
2023	13,368,863
2024	13,726,296
2025 and thereafter	119,415,537
Total	176,906,443